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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Report for the Calendar Year or Quarter Ended: March 31, 2005

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Check here if Amendment [ ]; Amendment Number:
                                               ---------------

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:
Name:    Jonathon S. Jacobson
Address: c/o Highfields Capital Management LP
         John Hancock Tower
         200 Clarendon Street, 51st Floor
         Boston, MA  02116
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13F File Number   28-7618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Joseph F. Mazzella
Title: General Counsel
Phone: 617-850-7500

Signature, Place and Date of Signing


/s/ Joseph F. Mazzella   Boston, Massachusetts   May 16, 2005
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Report Type (Check only one.)

[ ]  13F Holdings Report

[X]  13F Notice

[ ]  13F Combination Report

List of other managers reporting for this manager:

     Form 13F File Number   Name
     28-3499                Highfields Capital Management LP

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                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $4,646,191 (x 1000)

List of Other Included Managers:
   None

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FORM 13F

Page 2 of 2           Name of Reporting Manager: Jonathon S. Jacobson

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